Borrowings and derivative financial instrument - Fair Value (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Discount rate	8.69%	9.55%	10.74%
Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 42,370	R 29,061	R 18,949
Level 1 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	19,367	20,327	18,949
Level 1 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 1 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	23,003	8,734	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	7,471
Level 2 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 2 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 2 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	7,471
Level 2 | US$ Convertible bond | Amortised cost
Disclosure of fair value measurement of liabilities [line items]
Liabilities	7,990	8,231
Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,395	2,235	2,509
Level 3 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 3 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,395	2,235	2,509
Level 3 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Carrying value
Disclosure of fair value measurement of liabilities [line items]
Liabilities	31,120	32,535	32,571
Carrying value | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	19,824	22,354	22,042
Carrying value | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	4,005	2,260	2,991
Carrying value | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 7,291	R 7,921	R 7,538